Debt (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of principle payments in connection to debt outstanding

At December 31, 2021
2022	2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total obligation	$37,081